Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - April | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $6.50 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.70%
Innovator U.S. Equity Power Buffer ETF™ - April | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $650.34 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
Innovator U.S. Equity Power Buffer ETF™ - April | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $552.79 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)
Innovator U.S. Equity Power Buffer ETF™ - April | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $741.32 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.80%)